Bank loans: Credit lines (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)
Bank loans:
Credit line balance used	$ 23,904,844	$ 3,389,559
Principal amortization	(5,175,000)	(538,712)
Commissions and interests - Net	(113,145)	721
Short Term	220,356	687,716
Long Term	18,396,343	2,163,853
Fair value	18,862,833	2,823,710
Mexico
Bank loans:
Credit line balance used	23,490,000	2,525,000
Principal amortization	(5,175,000)	(100,000)
Commissions and interests - Net	(115,329)	(1,505)
Short Term	72,513	685,490
Long Term	18,127,158	1,738,005
Fair value	18,539,079	2,499,259
Colombia (Airplan)
Bank loans:
Credit line balance used	414,844	864,559	$ 67,897,170	$ 67,897,170
Principal amortization		(438,712)
Commissions and interests - Net	2,184	2,226
Short Term	147,843	2,226
Long Term	269,185	425,848
Fair value	323,754	324,451
Santander, S. A. | Mexico
Bank loans:
Credit line balance used	675,000	675,000
Commissions and interests - Net	820	180
Short Term	820	675,180
Long Term	675,000
Fair value	676,809	695,344
Santander, S. A. | Mexico
Bank loans:
Credit line balance used	675,000
Principal amortization	(675,000)
Santander, S. A. | Mexico
Bank loans:
Credit line balance used	4,500,000
Principal amortization	(4,500,000)
BBVA Bancomer, S. A. | Mexico
Bank loans:
Credit line balance used	1,750,000	1,850,000
Principal amortization		(100,000)
Commissions and interests - Net	(2,487)	(1,685)
Short Term	6,891	10,310
Long Term	1,740,622	1,738,005
Fair value	1,777,049	1,803,915
BBVA Bancomer, S. A. | Mexico
Bank loans:
Credit line balance used	9,500,000
Commissions and interests - Net	13,558
Short Term	36,168
Long Term	9,477,390
Fair value	9,644,868
JP Morgan | Mexico
Bank loans:
Credit line balance used	6,390,000
Commissions and interests - Net	(127,220)
Short Term	28,634
Long Term	6,234,146
Fair value	6,440,353
Bancolombia, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	141,427	294,742	23,147,347	23,148,166
Principal amortization		(149,557)
Commissions and interests - Net	746	760
Short Term	50,404	760
Long Term	91,769	145,184
Fair value	110,377	110,615
Banco Ita CorpBanca Colombia S.A. | Colombia (Airplan)
Bank loans:
Credit line balance used	96,171	200,423	15,740,196	15,740,196
Principal amortization		(101,701)
Commissions and interests - Net	506	516
Short Term	34,275	516
Long Term	62,402	98,722
Fair value	75,054	75,216
Banco Davivienda, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	84,856	176,844	13,888,400	13,888,400
Principal amortization		(89,737)
Commissions and interests - Net	446	455
Short Term	30,242	455
Long Term	55,060	87,107
Fair value	66,224	66,367
Banco de Bogot, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	42,422	88,412	6,942,906	6,942,087
Principal amortization		(44,872)
Commissions and interests - Net	223	228
Short Term	15,115	228
Long Term	27,530	43,541
Fair value	33,102	33,173
Banco de Occidente, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	34,884	72,700	5,709,271	5,709,271
Principal amortization		(36,892)
Commissions and interests - Net	183	187
Short Term	12,431	187
Long Term	22,636	35,808
Fair value	27,223	27,282
Banco AV Villas, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	7,542	15,719	1,234,525	1,234,525
Principal amortization		(7,977)
Commissions and interests - Net	40	40
Short Term	2,688	40
Long Term	4,894	7,743
Fair value	5,887	5,899
Servicios Financieros, S. A. | Colombia (Airplan)
Bank loans:
Credit line balance used	7,542	15,719	$ 1,234,525	$ 1,234,525
Principal amortization		(7,977)
Commissions and interests - Net	40	40
Short Term	2,688	40
Long Term	4,894	7,743
Fair value	$ 5,887	$ 5,899